Inventories	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
Inventories comprise the following:

	2024			2023			2022
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,588	(135)	1,453	1,676	(126)	1,550	1,613	(139)	1,474
Work in process	5,777	(481)	5,296	5,869	(553)	5,316	5,663	(678)	4,985
Finished goods	2,899	(217)	2,682	3,045	(245)	2,800	2,748	(247)	2,501
Total	10,264	(833)	9,431	10,590	(924)	9,666	10,024	(1,064)	8,960
Allowances include write-downs of products on hand pending marketing approval, except in specific circumstances where it is possible to estimate that recovery of the value of inventories as of the end of the reporting period is highly probable.
No inventories were pledged as security for liabilities as of December 31, 2024 (versus zero as of December 31, 2023 and €3 million as of December 31, 2022).